Right-of-Use Assets - Schedule of Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	$ 67,702	$ 10,088	$ 12,280
Expenses relating to short-term lease and low value assets	277,005	292,897	224,731
Depreciation charge for right-of-use assets	$ 237,209	$ 165,862	$ 127,352